Investments in Bonds (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		$ 338,861,752		$ 219,511,490
Cost adjusted for pay-downs		65,538,068		71,040,881
Unrealized Gain, held in trust		39,561,340		5,309,545
Unrealized Gain		5,082,559		340,453
Unrealized Loss, held in trust		0		(8,449,234)
Unrealized Loss		19,582		(2,434,964)
Estimated Fair Value, held in trust		378,423,092		216,371,801
Estimated Fair Value		70,601,045		68,946,370
Arbors at Hickory Ridge [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		11,570,933	[1]	11,576,209	[2]
Unrealized Gain, held in trust		1,792,303	[1]	225,690	[2]
Unrealized Loss, held in trust		0	[1]	0	[2]
Estimated Fair Value, held in trust		13,363,236	[1]	11,801,899	[2]
Ashley Square [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	5,159,000		5,212,000
Unrealized Gain, held in trust	[3]	486,559		0
Unrealized Loss, held in trust	[3]	0		0
Estimated Fair Value, held in trust	[3]	5,645,559		5,212,000
Autumn Pines [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]			12,147,873
Unrealized Gain, held in trust	[2]			0
Unrealized Loss, held in trust	[2]			(195,355)
Estimated Fair Value, held in trust	[2]			11,952,518
Avistar at the Oaks [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]			8,354,000
Unrealized Gain, held in trust	[2]			0
Unrealized Loss, held in trust	[2]			(1,103,115)
Estimated Fair Value, held in trust	[2]			7,250,885
Avistar in 09 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]			7,192,000
Unrealized Gain, held in trust	[2]			0
Unrealized Loss, held in trust	[2]			(588,254)
Estimated Fair Value, held in trust	[2]			6,603,746
Avistar on the Hills [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]			5,389,000
Unrealized Gain, held in trust	[2]			0
Unrealized Loss, held in trust	[2]			(417,724)
Estimated Fair Value, held in trust	[2]			4,971,276
Bella Vista [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	6,490,000		6,545,000
Unrealized Gain, held in trust	[3]	625,571		0
Unrealized Loss, held in trust	[3]	0		(473,989)
Estimated Fair Value, held in trust	[3]	7,115,571		6,071,011
Bridle Ridge [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	7,655,000		7,715,000
Unrealized Gain, held in trust	[3]	659,249		0
Unrealized Loss, held in trust	[3]	0		(452,870)
Estimated Fair Value, held in trust	[3]	8,314,249		7,262,130
Brookstone [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	7,468,888		7,463,641
Unrealized Gain, held in trust	[3]	1,360,589		841,751
Unrealized Loss, held in trust	[3]	0		0
Estimated Fair Value, held in trust	[3]	8,829,477		8,305,392
Copper Gate [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	5,220,000
Cost adjusted for pay-downs				5,220,000
Unrealized Gain, held in trust	[1]	563,656
Unrealized Gain				0
Unrealized Loss, held in trust	[1]	0
Unrealized Loss				(252,648)
Estimated Fair Value, held in trust	[1]	5,783,656
Estimated Fair Value				4,967,352
Cross Creek [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	6,074,817		6,042,297
Unrealized Gain, held in trust	[3]	2,542,262		1,480,266
Unrealized Loss, held in trust	[3]	0		0
Estimated Fair Value, held in trust	[3]	8,617,079		7,522,563
Lake Forest [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	8,886,000		8,997,000
Unrealized Gain, held in trust	[3]	1,003,614		0
Unrealized Loss, held in trust	[3]	0		(289,461)
Estimated Fair Value, held in trust	[3]	9,889,614		8,707,539
Runnymede [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	10,440,000		10,525,000
Unrealized Gain, held in trust	[3]	1,385,910		0
Unrealized Loss, held in trust	[3]	0		(551,510)
Estimated Fair Value, held in trust	[3]	11,825,910		9,973,490
Southpark [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		11,842,206	[3]	11,878,885	[2]
Unrealized Gain, held in trust	[3]	3,743,692		1,018,750
Unrealized Loss, held in trust	[3]	0		0
Estimated Fair Value, held in trust	[3]	15,585,898		12,897,635
The Palms at Premier Park [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	20,152,000
Cost adjusted for pay-downs				20,152,000
Unrealized Gain, held in trust	[1]	2,680,619
Unrealized Gain				0
Unrealized Loss, held in trust	[1]	0
Unrealized Loss				(283,942)
Estimated Fair Value, held in trust	[1]	22,832,619
Estimated Fair Value				19,868,058
The Suites on Paseo [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	35,450,000		35,750,000
Unrealized Gain, held in trust	[2]	3,193,691		0
Unrealized Loss, held in trust	[2]	0		(2,502)
Estimated Fair Value, held in trust	[2]	38,643,691		35,747,498
Tyler Park Apartments [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs				8,100,000
Unrealized Gain				0
Unrealized Loss				(526,601)
Estimated Fair Value				7,573,399
Vantage at Harlingen [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		6,692,000		6,692,000
Unrealized Gain		707,813		0
Unrealized Loss		0		(211,735)
Estimated Fair Value		7,399,813		6,480,265
Vantage at Judson [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		6,049,000		6,049,000
Unrealized Gain		717,230		0
Unrealized Loss		0		(190,423)
Estimated Fair Value		6,766,230		5,858,577
Lost Creek [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust				15,883,084	[3]					$ 15,900,000
Unrealized Gain, held in trust	[3]			1,743,088
Unrealized Loss, held in trust	[3]			0
Estimated Fair Value, held in trust				17,626,172	[3]					$ 18,500,000
Westside Village Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs				5,400,000
Unrealized Gain				0
Unrealized Loss				(403,400)
Estimated Fair Value				4,996,600
Woodlynn Village [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	4,390,000		4,426,000
Unrealized Gain, held in trust	[3]	376,706		0
Unrealized Loss, held in trust	[3]	0		(340,979)
Estimated Fair Value, held in trust	[3]	4,766,706		4,085,021
Glenview Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		6,723,000
Unrealized Gain		0
Unrealized Loss		0
Estimated Fair Value		6,723,000
Heritage Square [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		11,705,000
Unrealized Gain		1,109,125
Unrealized Loss		0
Estimated Fair Value		12,814,125
Montclair Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		3,458,000
Unrealized Gain		0
Unrealized Loss		0
Estimated Fair Value		3,458,000
Renaissance Gateway [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		12,675,000		7,975,000
Unrealized Gain		1,055,807		0
Unrealized Loss		0		(16,964)
Estimated Fair Value		13,730,807		7,958,036
Santa Fe Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		4,736,000
Unrealized Gain		0
Unrealized Loss		0
Estimated Fair Value		4,736,000
Bruton Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	18,145,000
Unrealized Gain, held in trust	[2]	1,455,955
Unrealized Loss, held in trust	[2]	0
Estimated Fair Value, held in trust	[2]	19,600,955
Decatur-Angle [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	23,000,000
Unrealized Gain, held in trust	[2]	919,540
Unrealized Loss, held in trust	[2]	0
Estimated Fair Value, held in trust	[2]	23,919,540
Estimated Fair Value								$ 23,000,000
Live 929 Apartments [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	40,895,739
Unrealized Gain, held in trust	[2]	3,797,745
Unrealized Loss, held in trust	[2]	0
Estimated Fair Value, held in trust	[2]	44,693,484
Estimated Fair Value							$ 40,300,000
Pro Nova [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[2]	20,095,169
Unrealized Gain, held in trust	[2]	1,043,431
Unrealized Loss, held in trust	[2]	0
Estimated Fair Value, held in trust	[2]	21,138,600
Series B [Member] | Avistar at Chase Hill [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		965,000		2,005,000
Unrealized Gain		144,769		0
Unrealized Loss		0		(159,117)
Estimated Fair Value		1,109,769		1,845,883		$ 1,000,000			$ 2,000,000
Series B [Member] | Avistar at the Crest [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		759,000		1,700,000
Unrealized Gain		124,286		0
Unrealized Loss		0		(134,912)
Estimated Fair Value		883,286		1,565,088		800,000			1,700,000
Series B [Member] | Avistar at the Oaks [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		554,000
Unrealized Gain		54,325
Unrealized Loss		0
Estimated Fair Value		608,325					600,000
Series B [Member] | Avistar in 09 [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		457,000
Unrealized Gain		50,608
Unrealized Loss		0
Estimated Fair Value		507,608					500,000
Series B [Member] | Avistar on the Boulevard [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		451,000		3,216,000
Unrealized Gain		73,851		0
Unrealized Loss		0		(255,222)
Estimated Fair Value		524,851		2,960,778		500,000			3,200,000
Series B [Member] | Greens of Pine Glen [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		945,638		948,291
Unrealized Gain		376,203		189,589
Unrealized Loss		0		0
Estimated Fair Value		1,321,841		1,137,880
Series B [Member] | Ohio Properties [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		3,573,430		3,583,590
Unrealized Gain		668,542		150,864
Unrealized Loss		0		0
Estimated Fair Value		4,241,972		3,734,454
Series B [Member] | Tyler Park Apartments [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		2,025,000
Unrealized Gain		0
Unrealized Loss		17,395
Estimated Fair Value		2,007,605		2,000,000
Series B [Member] | Westside Village Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		1,430,000
Unrealized Gain		0
Unrealized Loss		686
Estimated Fair Value		1,429,314		1,400,000
Series B [Member] | Glenview Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value		2,000,000
Series B [Member] | Harden Ranch [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		2,340,000
Unrealized Gain		0
Unrealized Loss		1,501
Estimated Fair Value		2,338,499						2,300,000
Series B [Member] | Heritage Square [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value						500,000
Series B [Member] | Montclair Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value		1,000,000
Series B [Member] | Santa Fe Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value		1,700,000
Series A [Member] | Avistar at Chase Hill [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		10,000,000	[1]	8,960,000	[2]
Unrealized Gain, held in trust		1,196,800	[1]	0	[2]
Unrealized Loss, held in trust		0	[1]	(850,752)	[2]
Estimated Fair Value, held in trust		11,196,800	[1]	8,109,248	[2]
Estimated Fair Value						10,000,000			9,000,000
Series A [Member] | Avistar at the Crest [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		9,700,000	[1]	8,759,000	[2]
Unrealized Gain, held in trust		1,419,692	[1]	0	[2]
Unrealized Loss, held in trust		0	[1]	(1,298,785)	[2]
Estimated Fair Value, held in trust		11,119,692	[1]	7,460,215	[2]
Estimated Fair Value						9,700,000			8,800,000
Series A [Member] | Avistar at the Oaks [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	7,800,000
Unrealized Gain, held in trust	[1]	869,622
Unrealized Loss, held in trust	[1]	0
Estimated Fair Value, held in trust	[1]	8,669,622
Estimated Fair Value							7,800,000
Series A [Member] | Avistar in 09 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	6,735,000
Unrealized Gain, held in trust	[1]	750,885
Unrealized Loss, held in trust	[1]	0
Estimated Fair Value, held in trust	[1]	7,485,885
Estimated Fair Value							6,700,000
Series A [Member] | Avistar on the Boulevard [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		16,525,000	[1]	13,760,000	[2]
Unrealized Gain, held in trust		2,418,599	[1]	0	[2]
Unrealized Loss, held in trust		0	[1]	(1,306,512)	[2]
Estimated Fair Value, held in trust		18,943,599	[1]	12,453,488	[2]
Estimated Fair Value						16,500,000			$ 13,800,000
Series A [Member] | Avistar on the Hills [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	5,389,000
Unrealized Gain, held in trust	[1]	743,520
Unrealized Loss, held in trust	[1]	0
Estimated Fair Value, held in trust	[1]	6,132,520
Estimated Fair Value							$ 5,400,000
Series A [Member] | Greens of Pine Glen [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust		8,366,000	[1]	8,437,501	[2]
Unrealized Gain, held in trust		1,005,119	[1]	0	[2]
Unrealized Loss, held in trust		0	[1]	(577,426)	[2]
Estimated Fair Value, held in trust		9,371,119	[1]	7,860,075	[2]
Series A [Member] | Ohio Properties [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[3]	14,407,000		14,498,000
Unrealized Gain, held in trust	[3]	2,444,034		0
Unrealized Loss, held in trust	[3]	0		0
Estimated Fair Value, held in trust	[3]	16,851,034		14,498,000
Series A [Member] | Tyler Park Apartments [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	6,075,000
Unrealized Gain, held in trust	[1]	345,060
Unrealized Loss, held in trust	[1]	0
Estimated Fair Value, held in trust	[1]	6,420,060
Estimated Fair Value				6,100,000
Series A [Member] | Westside Village Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	3,970,000
Unrealized Gain, held in trust	[1]	225,496
Unrealized Loss, held in trust	[1]	0
Estimated Fair Value, held in trust	[1]	4,195,496
Estimated Fair Value				$ 4,000,000
Series A [Member] | Glenview Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value		4,700,000
Series A [Member] | Harden Ranch [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis, Held in Trust	[1]	6,960,000
Unrealized Gain, held in trust	[1]	511,421
Unrealized Loss, held in trust	[1]	0
Estimated Fair Value, held in trust	[1]	7,471,421
Estimated Fair Value								$ 7,000,000
Series A [Member] | Heritage Square [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value						$ 11,200,000
Series A [Member] | Montclair Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value		2,500,000
Series A [Member] | Santa Fe Apts [Member]
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value		$ 3,000,000

[1]	(3) Bonds owned by ATAX TEBS II, LLC, Note 11
[2]	Bond held by Deutsche Bank in a secured financing transaction, Note 11
[3]	Bonds owned by ATAX TEBS I, LLC, Note 11